Debt - Components of Long-term Debt - Footnote J (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2014 Commercial Paper [Member] USD ($)	Dec. 31, 2014 Commercial Paper [Member] CAD
Debt Instrument [Line Items]
Proceeds from Issuance of Commercial Paper			$ 1,000
Line of credit facility			1,000
Credit facility maturity date			Sep. 26, 2016	Sep. 26, 2016
Long-term debt	5,659	4,687	$ 675	783
Weighted-average interest rate on borrowings	0.44%
Debt Instrument maturity date	Less than 90 days